Tortoise Essential Assets Income Term Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019
	Principal Amount/Shares	Fair Value
Common Stock - 50.0%(1)
Natural Gas/Natural Gas Liquids Pipelines - 8.0%(1)
Italy - 1.9%((1)
Snam SpA	925,467	$4,677,785
United States - 6.1%(1)
Cheniere Energy Inc.(2)(3)	85,900	5,129,089
ONEOK, Inc.(4)	46,732	3,331,057
Tallgrass Energy LP(4)	325,146	6,366,359
		19,504,290
Natural Gas Gathering/Processing - 7.7%(1)
United States - 7.7%(1)
Antero Midstream Corp.(4)	472,617	3,360,307
EnLink Midstream LLC(4)	579,347	4,600,015
Rattler Midstream LP	38,170	698,893
Targa Resources Corp.(2)	136,000	4,912,320
The Williams Companies, Inc.(4)	227,307	5,364,445
		18,935,980

Oil and Gas Production - 5.7%(1)
United States - 5.7%(1)
Cabot Oil & Gas Corporation(2)	215,600	3,691,072
Cimarex Energy Co.(2)	53,700	2,297,286
EQT Corporation(2)	273,300	2,779,461
Noble Energy, Inc.(2)	224,000	5,057,920
		13,825,739

Power - 20.4%(1)
Australia - 1.0%(1)
APA Group	340,969	2,528,180
Canada - 1.6%(1)
Algonquin Power & Utilities Corp	292,764	3,826,118
France - 2.9%(1)
Engie SA	348,411	5,293,865
Suez	106,315	1,650,437
Italy - 2.6%(1)
Enel SpA	876,942	6,355,295
Portugal - 3.9%(1)
EDP - Energias de Portugal SA	1,495,410	5,650,437
REN - Redes Energeticas Nacionais SGPS SA	1,390,888	3,898,057
Spain - 1.9%(1)
Iberdrola SA	454,858	4,675,157
United States - 2.2%(1)
Covanta Holding Corp	316,092	5,436,782
United Kingdom - 4.3%(1)
National Grid PLC	524,577	5,479,836
SSE PLC	350,004	4,901,921
		49,696,085

Renewables - 6.6%(1)
Canada - 2.9%(1)
Innergex Renewable Energy Inc	295,054	3,286,504
TransAlta Renewables Inc	389,060	3,830,987
Germany - 0.8%(1)
Encavis AG	218,296	2,053,692
Thailand - 0.4%(1)
SPCG PCL	1,456,100	885,877
United States - 2.5%(1)
NextEra Energy Partners LP	69	3,536
Pattern Energy Group Inc	160,244	4,350,625
TerraForm Power Inc	105,909	1,796,217
		16,207,438

Water Infrastructure - 1.6%(1)
United Kingdom - 1.6%(1)
Pennon Group PLC	328,335	3,017,152
Pentair PLC(5)(6)	23,375	839,630
		3,856,782

Total Common Stock (Cost $136,361,854)		122,026,314

Master Limited Partnerships - 20.0%(1)
Natural Gas/Natural Gas Liquids Pipelines - 10.0%(1)
United States - 10.0%((1)
Energy Transfer LP(4)	662,369	9,014,842
Enterprise Products Partners L.P.(4)	321,504	9,166,079
EQM Midstream Partners, LP(4)	199,732	6,045,888
		24,226,809

Natural Gas Gathering/Processing - 5.8%(1)
United States - 5.8%(1)
DCP Midstream, LP(4)	221,593	5,398,005
Noble Midstream Partners LP(4)	110,620	2,691,385
Western Midstream Partners, LP	265,582	6,119,009
		14,208,399

Other - 2.3%(1)
United States - 2.3%(1)
Enviva Partners LP(4)	175,439	5,559,662

Renewables - 1.9%(1)
Canada - 1.9%(1)
Brookfield Renewable Partners LP	125,345	4,690,317

Total Master Limited Partnerships (Cost $55,760,128)		48,685,187

Exchange-Traded Funds - 7.6%(1)
Bonds - 7.6%(1)
United States - 7.6%(1)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(4)	509,804	13,780,002
SPDR Bloomberg Barclays High Yield Bond ETF	44,400	4,831,150

Total Exchange-Traded Funds (Cost $18,688,180)		18,611,152

Corporate Bonds - 14.4%(1)
Crude Oil Pipelines - 2.9%(1)
Canada - 1.7%(1)
Enbridge Inc, 6.250%, 03/01/2078(4)	4,000,000	4,170,000
United States - 1.2%(1)
SemGroup Corp., 6.375%, 03/15/2025(4)	1,500,000	1,417,500
SemGroup Corp., 7.250%, 03/15/2026(4)	1,500,000	1,432,500
		7,020,000
Education - 0.3%(1)
United States - 0.3%(1)
IDSHSG 10.0%, 12/15/2021	800,000	800,000

Healthcare - 2.2%(1)
United States - 2.2%(1)
Grace Commons Property, 15.000%, 10/31/2023(7)	1,825,000	1,825,000
Grace Commons Property, 8.000%, 10/31/2023(7)	3,650,000	3,650,000
		5,475,000
Natural Gas/Natural Gas Liquids Pipelines - 1.6%(1)
Canada - 1.6%(1)
TransCanada Corporation, 5.300%, 03/15/2077(4)	4,000,000	3,970,000

Natural Gas Gathering/Processing - 1.2%(1)
United States - 1.2%(1)
Blue Racer Midstream, LLC, 6.625%, 07/15/2026(4)(7)	3,000,000	2,953,140

Oil and Gas Production - 5.0%(1)
United States - 5.0%(1)
Ascent Resources Utica Holdings, LLC, 7.000%, 11/01/2026(4)(7)	3,500,000	2,890,825
Gulfport Energy Corp, 6.375%, 01/15/2026(4)	1,500,000	1,080,000
SM Energy Co, 6.750%, 09/15/2026(4)	3,500,000	2,975,000
Southwestern Energy Co, 7.75%, 10/01/2027	3,000,000	2,610,000
Southwestern Energy Co, 7.500%, 04/01/2026(4)	3,000,000	2,625,600
		12,181,425
Other - 1.2%(1)
United States - 1.2%(1)
Genesis Energy LP / Genesis Energy Finance Corp, 6.250%, 05/15/2026(4)	3,000,000	2,866,170

Total Corporate Bonds (Cost $36,590,825)		35,265,735

Preferred Bonds - 5.2%(1)
Natural Gas Gathering/Processing - 2.9%(1)
United States - 2.9%(1)
DCP Midstream LP, 7.375% Perpetuity(4)	5,000,000	4,787,500
EnLink Midstream Partners LP, 6.000%, Perpetuity(4)	3,000,000	2,250,000
		7,037,500
Natural Gas/Natural Gas Liquids Pipelines - 2.3%(1)
United States - 2.3%(1)
Energy Transfer Operating LP, 6.250%, Perpetuity(4)	6,000,000	5,588,760

Total Preferred Bonds (Cost $13,067,329)		12,626,260

Preferred Stock - 3.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 0.6%(1)
United States - 0.6%(1)
Crestwood Equity Partners LP, 9.25%(4)	161,120	1,482,304

Natural Gas Liquids Pipelines - 1.7%(1)
United States - 1.7%(1)
Altus Midstream Company, 7.000%(7)(8)(9)	4,076	4,075,697

Power/Utility - 1.2%(1)
United States - 1.2%(1)
Aqua America Inc., 6.000%, 04/30/2022	50,000	3,008,500

Total Preferred Stock (Cost $8,076,212)		8,566,501

Private Investment - 3.3%(1)
Renewables - 3.3%(1)
United States - 3.3%(1)
Renewable Holdco, LLC(5)(7)(9) (Cost $8,098,695)	N/A	8,098,695

Municipal Bonds - 5.2%(1)
Other - 5.2%(1)
United States - 5.2%(1)
Florida - 0.2%(1)
Florida Development Finance Corp, 10.000%, 07/01/2025	445,000	445,071
Pennsylvania - 1.3%(1)
Philadelphia Authority for Industrial Development, 10.000%, 06/15/2030	3,135,000	3,180,740
Wisconsin - 3.7%(1)
Public Finance Authority, 9.000%, 06/01/2029	8,925,000	9,010,948

Total Municipal Bonds (Cost $12,505,000)		12,636,759

Construction Note - 1.5%(1)
Renewables - 1.5%(1)
Bermuda - 1.5%(1)
Saturn Solar Bermuda 1 Ltd., 6.000%, 02/28/2020 (Cost $3,770,670)(7)(9)	3,510,000	3,525,464

Short-Term Investment - 1.6%(1)
United States Investment Company - 1.6%(1)
First American Government Obligations Fund, 2.32%(10) (Cost $3,838,731)	3,838,731	3,838,731

Total Investments - 112.3%(1) (Cost $296,757,624)		273,880,798
Total Value of Options Written (Premiums received $438,286)((11) - (0.2)%(1)		(442,064)
Forward Currency Contracts - 0.2%(1)
$7,264,644 notional - net unrealized appreciation((6)		348,075
Other Assets and Liabilities - 0.6%(1)		1,594,822
Credit Facility Borrowings - (12.9)%(1)		(31,500,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$243,881,631

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3)	Non-income producing security.
(4)	All or a portion of the security is segregated as collateral for the margin borrowing facility. See Note 11 to the financial statements for further disclosure.
(5)	All or a portion of the security is segregated as collateral for forward currency contracts.
(6)	See Schedule of Forward Currency Contracts and Note 12 to the financial statements for further disclosure.
(7)	Restricted securities have a total fair value of $27,018,821 which represents 11.1% of net assets. See Note 6 to the financial statements for further disclosure.
(8)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(9)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(10)	Rate indicated is the current yield as of August 31, 2019.
(11)	See Schedule of Options Written and Note 12 to the financial statements for further disclosure.

SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited)
August 31, 2019

Tortoise Essential Assets Income Term Fund
		Contract Amount
Counterparty	Settlement Date	Purchases (000's)	Sales (000's)	Unrealized Appreciation
Morgan Stanley & Co. LLC	9/16/2019	USD7,265	GBP3,250	$348,075

USD = U.S. Dollars
GBP = British Pounds

Tortoise Essential Assets Income Term Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2019

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Value	Fair Value
Cabot Oil & Gas Corporation	September 2019	$17.75	2,156	$3,826,900	$(50,516)
Cheniere Energy Inc.	September 2019	64.25	859	5,519,075	(13,843)
Cimarex Energy Co.	September 2019	44.00	537	2,362,800	(94,277)
EQT Corporation	September 2019	13.30	2,733	3,634,890	(3,134)
Noble Energy, Inc.	September 2019	23.00	2,240	5,152,000	(151,041)
Targa Resources Corp.	September 2019	36.50	1,360	4,964,000	(129,253)

Total Value of Call Options Written (Premiums received $438,286)				$25,459,665	$(442,064)

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2019.  These assets and liabilities are measured on a recurring basis.
TEAF:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$122,026,314	$ -	$ -	$ 122,026,314
Master Limited Partnerships(a)	48,685,187	-	-	48,685,187
Exchange-Traded Funds(a)	18,611,152	-	-	18,611,152
Corporate Bonds(a)	-	35,265,735	-	35,265,735
Preferred Bonds(a)	-	12,626,260	-	12,626,260
Preferred Stock(a)	4,490,804	-	4,075,697	8,566,501
Municipal Bonds(a)	-	12,636,759	-	12,636,759
Private Investment(a)	-	-	8,098,695	8,098,695
Construction Note(a)	-	-	3,525,464	3,525,464
Short-Term Investment(b)	3,838,731	-	-	3,838,731
Total Investments:	197,652,188	60,528,754	15,699,856	273,880,798
Forward Currency Contracts	-	348,075	-	348,075
Total Assets	$197,652,188	$ 60,876,829	$ 15,699,856	$274,228,873
Liabilities
Written Call Options	$ -	$ 442,064	$ -	$ 442,064
(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2019:

Preferred Stock	TEAF
Balance – beginning of period	$ -
Purchases	4,076,217-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(520)
Balance – end of period	$4,075,697

Private Investments	TEAF
Balance – beginning of period	$ -
Purchases	8,098,695
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	-
Balance – end of period	$8,098,695

Construction Note	TEAF
Balance – beginning of period	$ -
Purchases	3,770,669
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(245,205)
Balance – end of period	$3,525,464